SUMMARY OF SIGNIFICANT ACOUNTING POLICIES - Dividends Declared (FY) (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Ordinary income (In USD Per Share)					$ 0	$ 0.3825
Non-taxable distribution (In USD Per Share)					1.4600	1.7280
Total (in usd per share)	$ 0.2625	$ 0.4080	$ 0.5250	$ 0.9330	$ 1.4600	$ 2.1105